Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of derivative financial instruments
The following values for derivative financial instruments were recognized in the balance sheet as of Dec. 31, 2020 and Dec. 31, 2019.

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Derivatives included in non-current financial assets	66.1	38.7
Embedded Derivatives	65.7	33.8
Foreign exchange contracts (Forwards)	—	5.0
Interest rate cap	0.4	—

Derivatives included in current financial assets	8.7	0.0
Foreign exchange contracts (Forwards)	8.7	—

Derivatives included in non-current financial liabilities	—	1.2
Foreign exchange contracts (Collars)	—	1.2

Derivatives included in current financial liabilities	14.8	2.6
Foreign exchange contracts (Collars)	4.3	1.6
Foreign exchange contracts (Forwards)	10.5	1.0

Summary of carrying amounts of the financial instruments
The carrying amounts of the financial instruments were derived as follows as of Dec. 31, 2020:

($ in millions)	Classification pursuant to IFRS 9	Carrying amount as per statement of financial position	Measured at amortized cost	Measured at fair value
Trade receivables*	FAAC	262.0	262.0	—
Cash and cash equivalents	FAAC	320.1	320.1	—
Other financial assets*	FAAC	20.9	20.9	—
Embedded Derivatives	FAFV	65.7	—	65.7
Foreign exchange contracts not designated as hedging instrument	FAFV	8.7	—	8.7
Interest rate cap	FAFV	0.4	—	0.4

Total financial assets		677.8	603.1	74.8

Non-current borrowings	FLAC	2,065.7	2,065.7	2,194.2
Current borrowings	FLAC	0.5	0.5	—

Total debt		2,066.2	2,066.2	2,194.2

Trade payables*	FLAC	221.0	221.0	—
Lease liabilities	FLAC	81.5	81.5	—
Other financial liabilities*	FLAC	25.3	25.3	—
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	No class	10.5	—	10.5
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	No class	4.3	—	4.3

Total financial liabilities		2,408.7	2,393.9	2,209.0

The carrying amounts of the financial instruments were derived as follows as of Dec. 31, 2019:

($ in millions)	Classification pursuant to IFRS 9	Carrying amount as per statement of financial position	Measured at amortized cost	Measured at fair value
Trade and other receivables	FAAC	245.6	245.6	—
Cash and cash equivalents	FAAC	302.7	302.7	—
Other financial assets	FAAC	29.0	29.0	—
Embedded Derivatives	FAFV	33.8	—	33.8
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	No class	—	—	—

Total financial assets		611.1	577.4	33.8

Non-current borrowings	FLAC	2,115.0	2,115.0	2,246.9
Current borrowings	FLAC	0.8	0.8	—

Total debt		2,115.9	2,115.9	2,246.9

Trade and other payables	FLAC	176.3	176.3	—
Lease liabilities	FLAC	75.1	75.1	—
Other financial liabilities	FLAC	30.3	30.3	—
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	No class	1.0	—	1.0
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	No class	2.8	—	2.8

Total financial liabilities		2,401.4	2,397.6	2,250.7

Summary of net gains and losses of financial instruments
Net gains and losses of financial instruments for each measurement category breaks down as follows.

Net income (loss) by measurement category
($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
FAAC	(2.5)	(7.3)
FLAC	(144.5)	(148.2)
FAFV	31.9	17.0
No class	3.1	(1.1)

Total	(112.0)	(139.6)

Summary of Fair Value Of Financial Instruments

As of Dec. 31, 2020
($ in millions)	No Level	Level 1	Level 2	Level 3	Total
Trade receivables*	262.0	—	—	—	262.0
Cash and cash equivalents	320.1	—	—	—	320.1
Other financial assets*	20.9	—	—	—	20.9
Embedded Derivatives	—	—	65.7	—	65.7
Foreign exchange contracts not designated as hedging instrument	—	—	8.7	—	8.7
Interest rate cap	—	—	0.4	—	0.4

Total financial assets	603.1	—	74.8	—	677.8

Non-current borrowings	—	—	2,194.2	—	2,194.2
Current borrowings	0.5	—	—	—	0.5

Total debt	0.5	—	2,194.2	—	2,194.7

Trade payables*	221.0	—	—	—	221.0
Lease liabilities	81.5	—	—	—	81.5
Other financial liabilities*	25.3	—	—	—	25.3
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	—	—	10.5	—	10.5
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	—	—	4.3	—	4.3

Total financial liabilities	328.2	—	2,209.0	—	2,537.2

As of Dec. 31, 2019
($ in millions)	No Level	Level 1	Level 2	Level 3	Total
Trade and other receivables	245.6	—	—	—	245.6
Cash and cash equivalents	302.7	—	—	—	302.7
Other financial assets	29.0	—	—	—	29.0
Embedded Derivatives	—	—	33.8	—	33.8
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	—	—	—	—	—

Total financial assets	577.4	—	33.8	—	611.1

Non-current borrowings	—	—	2,246.9	—	2,246.9
Current borrowings	0.8	—	—	—	0.8

Total debt	0.8	—	2,246.9	—	2,247.7

Trade and other payables	176.3	—	—	—	176.3
Lease liabilities	75.1	—	—	—	75.1
Other financial liabilities	30.3	—	—	—	30.3
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Forwards”)	—	—	1.0	—	1.0
Foreign exchange contracts designated as hedge of an investment in a foreign operation (“Collars”)	—	—	2.8	—	2.8

Total financial liabilities	282.6	—	2,250.7	—	2,533.3

Summary of changes in embedded derivatives
The following table presents the changes in level 3 items (embedded derivatives) for 2020 and 2019:

	Year ended Dec. 31, 2020		Year ended Dec. 31, 2019
($ in millions)	Opco Notes	Holdco Notes	Opco Notes	Holdco Notes
Balance at the start of the period	27.8	6.0	9.1	7.6

Gains/losses recognized in income statement	25.9	6.1	18.7	(1.6)

Closing balance at the end of the period	53.6	12.1	27.8	6.0

Summary of detailed information about hedges
The tables below summarizes the Company´s items designated as hedging instruments for cash flow hedges and net investment hedges as of Dec. 31, 2020 and as of Dec. 31, 2019.

As of Dec. 31, 2020	Notional	Carrying amount		Value of the hedging instrument*
($in million)		Financial Assets	Financial Liabilities
Net investment hedge
FX Forwards	200.0	—	(10.5)	(8.8)
FX collar	50.0	—	(4.3)	(2.2)

*	used for calculating hedge ineffectiveness (designated component)

As of Dec. 31, 2019	Notional	Carrying amount		Value of the hedging instrument*
($ in million)		Financial Assets	Financial Liabilities
Cash flow hedge
FX Forwards	0.8	—	—	—
FX non-deliverable forwards	49.5	—	(0.1)	(0.8)

Net investment hedge
FX Forwards	200.0	5.0	—	3.1
FX collar	300.0	—	(2.8)	—

*	used for calculating hedge ineffectiveness (designated component)

Summary of notional value of derivative contracts
The tables below summarizes the notional value of the Company´s derivative contracts as of Dec. 31, 2020 and Dec. 31, 2019:

As of Dec. 31, 2020 ($in million)	Less than 12 months	1-5 years	More than 5 years	Notional
Foreign Exchange Forwards
USD – CNH	200.0	—	—	200.0
EUR – USD	210.3	—	—	210.3
EUR – GBP	11.6	—	—	11.6
EUR – CNY	14.2	—	—	14.2
EUR – CAD	0.6	—	—	0.6
EUR – AUD	0.1	—	—	0.1
EUR – TRY	0.2	—	—	0.2

Foreign Exchange Collar
USD – TWD	50.0	—	—	50.0

As of Dec. 31, 2019 ($in million)	Less than 12 months	1-5 years	More than 5 years	Notional
Foreign Exchange Forwards
USD – CNH	—	200.0	—	200.0
USD – CAD	0.8	—	—	0.8

Foreign Exchange Forwards non-deliverable Forwards
USD – CNY	44.5	—	—	44.5
EUR – TWD	5.0	—	—	5.0

Foreign Exchange Collar
USD – CNH	200.0	—	—	200.0
USD – TWD	50.0	50.0	—	100.0

Summary ofchanges in reserve for hedging instruments
Tables below shows the change of reserve for hedging instruments for year ended Dec. 31, 2020 and Dec. 31, 2019:

	OCI II: Cost of Hedging	OCI I: Hedge Reserve
($ in millions)		Intrinsic value of options	Foreign Exchange Transactions*
Opening balance as of Jan. 1, 2020	3.0	—	(12.9)	(9.9)

Change in fair value recognized in OCI		(2.2)	(44.8)	(47.0)
Costs of hedging recognized in OCI	2.0			2.0
Reclassified from OCI to profit or loss			0.9	0.9

Closing balance as of Dec. 31, 2020	5.0	(2.2)	(56.9)	(54.1)

*	The change in fair value recognized in OCI I includes the cumulative gains and losses from translating Term Loan B-3 from RMB into U.S. dollars of $(30.8) million.

	OCI II: Cost of Hedging	OCI I: Hedge Reserve
($ in millions)		Intrinsic value of options	Foreign Exchange Transactions*
Opening balance as of Jan. 1, 2019	5.3	—	(18.4)	(13.1)

Change in fair value recognized in OCI	—	—	6.2	6.2
Costs of hedging recognized in OCI	(2.7)	—	—	(2.7)
Reclassified from OCI to profit or loss	0.4	—	(0.7)	(0.3)

Closing balance as of Dec. 31, 2019	3.0	—	(12.9)	(9.9)

*	The change in fair value recognized in OCI I includes the cumulative gains and losses from translating Term Loan B-3 from RMB into U.S. dollars of $5.9 million.

Summary of sensitivity in market value of all hedging instrument
The table below summarizes the sensitivity in market value of all hedging instruments for FX risk as of Dec. 31, 2020:

	Change of Foreign Exchange rate by
($ in millions)	+10%	-10%
USD – CNH	19.1	(23.4)
USD – TWD	3.7	(5.9)

Summary of Maturity Analysis For Financial Liabilities
The balances due within the next 12 months equal their carrying amounts, as the effect of discounting is considered immaterial.

($ in millions)	< 12 months	1 -3 years	3 -5 years	> 5 years	Total	Carrying amount
Trade payables	218.6	1.9	0.1	0.4	221.0	221.0
Borrowings	134.6	476.0	1,907.4	—	2,518.1	2,066.2
Other financial liabilities	38.5	1.5	0.0	0.0	40.1	40.1
thereof derivative financial instruments	14.8	—	—	—	14.8	14.8

Total	391.8	479.4	1,907.5	0.5	2,779.1	2,327.2

($ in millions)	< 12 months	1 -3 years	3 -5 years	> 5 years	Total	Carrying amount
Trade payables	176.3	—	—	—	176.3	176.3
Borrowings	140.5	278.2	1,833.4	438.2	2,690.3	2,115.9
Other financial liabilities	30.9	3.3	—	—	34.2	34.2
thereof derivative financial instruments	2.3	1.6	—	—	3.9	3.9

Total	347.7	281.5	1,833.4	438.2	2,900.8	2,326.4